Form N-1A Cover	Jan. 13, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Investment Managers Series Trust
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 13, 2026
Prospectus Date	Oct. 31, 2025